Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Clifford Capital Partners Fund (Investor Class)
Shareholder Report [Line Items]
Fund Name	Clifford Capital Partners Fund
Class Name	Investor Class Shares
Trading Symbol	CLFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Clifford Capital Partners Fund, Investor Class Shares for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at cliffordcap.com/partners-fund-investor/ . You can also request this information by contacting us at (800) 673-0550 .
Additional Information Phone Number	(800) 673-0550
Additional Information Website	cliffordcap.com/partners-fund-investor/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clifford Capital Partners Fund - Investor Class Shares	$ 124	1.15%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the period of October 1, 2024, to September 30, 2025, the Clifford Capital Partners Fund, Investor Class Shares (the “Fund”) returned 15.08%.

• In comparison, the Russell 3000® Index (broad U.S. market) returned 17.41% for the same period, while the Russell 3000® Value Index (Fund’s benchmark) returned 9.34%.

What key factors affected the Fund's performance?

• U.S. stocks rose strongly, especially companies with higher growth rates, higher liquidity, and those exposed to generative artificial intelligence.

• The Fund did not gain as much as the broad U.S. market, driven mostly by underperformance in its Technology, Health Care and Consumer Staples stocks, partially offset by outperformance due to sector underweights in Real Estate and Materials stocks.

• The Fund’s focus on investing in companies with lower valuations and lower growth profiles detracted from the Fund’s performance relative to the broad market.

•   Versus the Fund’s benchmark, however, strong individual stock selection led to outperformance.

•   Additionally, frequent market rotations—early-2025 surge in artificial intelligence stocks, mid-2025 rebound from tariff-related volatility and later-2025 speculative run in high-beta stocks— created an environment that alternately rewarded and penalized value stocks, making relative results highly timing-dependent.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual

        Total Return

	1 Year	5 Year	10 Year
Clifford Capital Partners Fund - Investor Class Shares	15.08%	12.93%	11.19%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 3000® Value Index	9.34%	13.92%	10.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit cliffordcap.com/partners-fund-investor/#Performance2 for more recent performance information.
Net Assets	$ 133,817,081
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 585,463
Investment Company, Portfolio Turnover	71.51%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Net Assets	$133,817,081
Number of Holdings	32
Total Net Advisory Fee	$585,463
Portfolio Turnover Rate	71.51%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Solventum Corp.	4.41%
Henry Schein, Inc.	4.26%
NCR Atleos Corp.	4.20%
Johnson & Johnson	4.19%
Becton Dickinson & Co.	4.04%
Glacier Bancorp, Inc.	3.82%
Dolby Laboratories, Inc.	3.79%
HNI Corp.	3.77%
Cardinal Health, Inc.	3.71%
Chemed Corp.	3.61%

Clifford Capital Partners Fund (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Clifford Capital Partners Fund
Class Name	Institutional Class Shares
Trading Symbol	CLIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Clifford Capital Partners Fund, Institutional Class Shares for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at cliffordcap.com/partners-fund-institutional/ . You can also request this information by contacting us at (800) 673-0550 .
Additional Information Phone Number	(800) 673-0550
Additional Information Website	cliffordcap.com/partners-fund-institutional/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clifford Capital Partners Fund - Institutional Class Shares	$ 97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the period of October 1, 2024, to September 30, 2025, the Clifford Capital Partners Fund, Institutional Class Shares (the “Fund”) returned 15.23%.

• In comparison, the Russell 3000® Index (broad U.S. market) returned 17.41% for the same period, while the Russell 3000® Value Index (Fund’s benchmark) returned 9.34%.

What key factors affected the Fund's performance?

• U.S. stocks rose strongly, especially companies with higher growth rates, higher liquidity, and those exposed to generative artificial intelligence.

•   The Fund did not gain as much as the broad U.S. market, driven mostly by underperformance in its Technology, Health Care and Consumer Staples stocks, partially offset by outperformance due to sector underweights in Real Estate and Materials stocks.

• The Fund’s focus on investing in companies with lower valuations and lower growth profiles detracted from the Fund’s performance relative to the broad market.

•   Versus the Fund’s benchmark, however, strong individual stock selection led to outperformance.

•   Additionally, frequent market rotations—early-2025 surge in artificial intelligence stocks, mid-2025 rebound from tariff-related volatility and later-2025 speculative run in high-beta stocks—created an environment that alternately rewarded and penalized value stocks, making relative results highly timing-dependent.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $100,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual

        Total Return

	1 Year	5 Year	10 Year
Clifford Capital Partners Fund - Institutional Class Shares	15.23%	13.21%	11.43%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 3000® Value Index	9.34%	13.92%	10.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit cliffordcap.com/partners-fund-institutional/#Performance1 for more recent performance information.
Net Assets	$ 133,817,081
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 585,463
Investment Company, Portfolio Turnover	71.51%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Net Assets	$133,817,081
Number of Holdings	32
Total Net Advisory Fee	$585,463
Portfolio Turnover Rate	71.51%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Solventum Corp.	4.41%
Henry Schein, Inc.	4.26%
NCR Atleos Corp.	4.20%
Johnson & Johnson	4.19%
Becton Dickinson & Co.	4.04%
Glacier Bancorp, Inc.	3.82%
Dolby Laboratories, Inc.	3.79%
HNI Corp.	3.77%
Cardinal Health, Inc.	3.71%
Chemed Corp.	3.61%

Clifford Capital Partners Fund (Super Institutional Class)
Shareholder Report [Line Items]
Fund Name	Clifford Capital Partners Fund
Class Name	Super Institutional Class Shares
Trading Symbol	CLIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Clifford Capital Partners Fund, Super Institutional Class Shares for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at cliffordcap.com. You can also request this information by contacting us at (800) 673-0550.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clifford Capital Partners Fund - Super Institutional Class Shares	$ 88	0.82%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the period of October 1, 2024, to September 30, 2025, the Clifford Capital Partners Fund, Super Institutional Class Shares (the “Fund”) returned 15.40%.

• In comparison, the Russell 3000® Index (broad U.S. market) returned 17.41% for the same period, while the Russell 3000® Value Index (Fund’s benchmark) returned 9.34%.

What key factors affected the Fund's performance?

• U.S. stocks rose strongly, especially companies with higher growth rates, higher liquidity, and those exposed to generative artificial intelligence.

• The Fund did not gain as much as the broad U.S. market, driven mostly by underperformance in its Technology, Health Care and Consumer Staples stocks, partially offset by outperformance due to sector underweights in Real Estate and Materials stocks.

• The Fund’s focus on investing in companies with lower valuations and lower growth profiles detracted from the Fund’s performance relative to the broad market.

•   Versus the Fund’s benchmark, however, strong individual stock selection led to outperformance.

•   Additionally, frequent market rotations—early-2025 surge in artificial intelligence stocks, mid-2025 rebound from tariff-related volatility and later-2025 speculative run in high-beta stocks— created an environment that alternately rewarded and penalized value stocks, making relative results highly timing-dependent.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $1,000,000 investment)
*	Inception

Average Annual Return [Table Text Block]

Annual Performance

   Average Annual Total Return

	1 Year	5 Year	Since Inception
Clifford Capital Partners Fund - Super Institutional Class Shares	15.40%	13.30%	10.53%
Russell 3000® Index	17.41%	15.74%	15.66%
Russell 3000® Value Index	9.34%	13.92%	10.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit cliffordcap.com for more recent performance information.
Net Assets	$ 133,817,081
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 585,463
Investment Company, Portfolio Turnover	71.51%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Net Assets	$133,817,081
Number of Holdings	32
Total Net Advisory Fee	$585,463
Portfolio Turnover Rate	71.51%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Solventum Corp.	4.41%
Henry Schein, Inc.	4.26%
NCR Atleos Corp.	4.20%
Johnson & Johnson	4.19%
Becton Dickinson & Co.	4.04%
Glacier Bancorp, Inc.	3.82%
Dolby Laboratories, Inc.	3.79%
HNI Corp.	3.77%
Cardinal Health, Inc.	3.71%
Chemed Corp.	3.61%